Consolidated Statements of Changes In Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash dividends on common stock per share	$ 3.76	$ 3.76	$ 3.76